Trade Receivables, Other Receivables and Prepayments - Schedule of Aging Analysis of Trade Receivables (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Aging Analysis of Trade Receivables [Line Items]
Trade receivables		$ 102
Less than 4 months [Member]
Schedule of Aging Analysis of Trade Receivables [Line Items]
Trade receivables		$ 102